Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to the Compensation Discussion and Analysis section in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($Thousands)	Adjusted EBITDA ($Thousands) (3)

2024	$5,388,760	$2,833,112	$1,150,376	$763,434	$35.51	$143.36	$5,851	$33,386
2023	$3,546,515	($1,525,485)	$638,607	($1,369,060)	$71.56	$125.31	($5,563)	$12,278
2022	$1,346,568	($2,949,432)	$914,150	($786,351)	$91.43	$117.37	$43,861	$87,436

(1)
Amounts represent Compensation Actually Paid to our principal executive officer (“PEO”) and the average Compensation Actually Paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2024	Nicolas Finazzo	Gary Jones; Martin Garmendia; James Fry; Iso Nezaj
2023	Nicolas Finazzo	Robert Nichols; Martin Garmendia
2022	Nicolas Finazzo	Robert Nichols; Gary Jones

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$0	$0	$0	$0	($4,323,601)	($603,140)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$0	$0	$0	$0	$1,767,953	$233,269
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	($2,432,000)	($962,667)	$0	$0	$0	($14,037)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	($1,864,000)	($737,833)	($5,072,000)	($2,007,667)	$0	($3,034)
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	($4,296,000)	($1,700,500)	($5,072,000)	($2,007,667)	($2,555,648)	($386,942)

(1)
The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Comparator Index for the relevant fiscal years is the S&P 500 Aerospace & Defense Index.
(2)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our named executive officers to Company performance. Adjusted EBITDA is a non-GAAP measure and is defined as net income (loss) after giving effect to interest expense, depreciation and amortization, income tax expense (benefit), and other non-recurring or unusual items.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent Compensation Actually Paid to our principal executive officer (“PEO”) and the average Compensation Actually Paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2024	Nicolas Finazzo	Gary Jones; Martin Garmendia; James Fry; Iso Nezaj
2023	Nicolas Finazzo	Robert Nichols; Martin Garmendia
2022	Nicolas Finazzo	Robert Nichols; Gary Jones

PEO Total Compensation Amount	$ 5,388,760	$ 3,546,515	$ 1,346,568
PEO Actually Paid Compensation Amount	$ 2,833,112	(1,525,485)	(2,949,432)
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$0	$0	$0	$0	($4,323,601)	($603,140)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$0	$0	$0	$0	$1,767,953	$233,269
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	($2,432,000)	($962,667)	$0	$0	$0	($14,037)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	($1,864,000)	($737,833)	($5,072,000)	($2,007,667)	$0	($3,034)
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	($4,296,000)	($1,700,500)	($5,072,000)	($2,007,667)	($2,555,648)	($386,942)

Non-PEO NEO Average Total Compensation Amount	$ 1,150,376	638,607	914,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 763,434	(1,369,060)	(786,351)
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$0	$0	$0	$0	($4,323,601)	($603,140)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$0	$0	$0	$0	$1,767,953	$233,269
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	($2,432,000)	($962,667)	$0	$0	$0	($14,037)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	($1,864,000)	($737,833)	($5,072,000)	($2,007,667)	$0	($3,034)
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	($4,296,000)	($1,700,500)	($5,072,000)	($2,007,667)	($2,555,648)	($386,942)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures

The line graph below compares (i) the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2022, 2023 and 2024.

TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income

Relationship Between Financial Performance Measures

The line graph below compares (i) the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2022, 2023 and 2024.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Financial Performance Measures

The line graph below compares (i) the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2022, 2023 and 2024.

Total Shareholder Return Vs Peer Group

Relationship Between Financial Performance Measures

The line graph below compares (i) the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2022, 2023 and 2024.

TSR amounts reported in the graph assume an initial fixed investment of $100.

Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

•
Adjusted EBITDA
•
Revenue

Total Shareholder Return Amount	$ 35.51	71.56	91.43
Peer Group Total Shareholder Return Amount	143.36	125.31	117.37
Net Income (Loss)	$ 5,851,000	$ (5,563,000)	$ 43,861,000
Company Selected Measure Amount	33,386,000	12,278,000	87,436,000
PEO Name	Nicolas Finazzo	Nicolas Finazzo	Nicolas Finazzo
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(2)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our named executive officers to Company performance. Adjusted EBITDA is a non-GAAP measure and is defined as net income (loss) after giving effect to interest expense, depreciation and amortization, income tax expense (benefit), and other non-recurring or unusual items.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,555,648)	$ (5,072,000)	$ (4,296,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,323,601)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,767,953	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,432,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,072,000)	(1,864,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(386,942)	(2,007,667)	(1,700,500)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(603,140)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,269	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,037)	0	(962,667)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,034)	(2,007,667)	(737,833)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0